Earnings Per Share - Additional Information (Details) - shares	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
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Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	1,731,801	2,628,780	775,635